SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Reconciliation of Financial Measures of Company's Segments
The following includes segment revenue and significant segments expenses:

	Six months ended June 30, 2025			Six months ended June 30, 2024
(In thousands)	Obagi Medical	Milk Makeup	Total	Obagi Medical	Milk Makeup	Total
Net revenue	$71,416	$60,858	$132,274	$68,364	$63,218	$131,582
Adjusted cost of goods sold(1)	(14,316)	(19,886)	(34,202)	(13,443)	(18,610)	(32,053)
Adjusted gross profit	$57,100	$40,972	$98,072	$54,921	$44,608	$99,529
(1) Adjusted cost of goods sold excludes the fair value of the related party liability for the unfavorable discount to Obagi China as part of the Business Combination, the advance purchase of specific products for the market in Vietnam sold through the SA Distributor that became obsolete when the contract was terminated, and the Supply Agreement and Formulations intangible assets are amortized to cost of goods sold.

Schedule of Reconciliation of Segment Gross Profit to Net Loss Before Income Taxes
The following table reconciles total consolidated adjusted gross profit to consolidated net loss before and after income taxes:

(In thousands)	Six months ended June 30, 2025	Six months ended June 30, 2024
Adjusted gross profit	$98,072	$99,529
Amortization of the fair value of the related party liability(1)	—	(778)
Discontinued product write-off(2)	—	526
Amortization of intangible assets(3)	5,603	5,603
Selling, general and administrative	126,012	121,684
Loss on impairment of goodwill	152,018	—
Interest expense, net	12,695	8,711
Change in fair value of derivative warrant liabilities	(2,569)	(20,673)
Other income, net	(1,485)	(285)
Loss before income taxes	$(194,202)	$(15,259)
(1) Relates to the fair value of the related party liability for the unfavorable discount to Obagi China as part of the Business Combination.
(2) Relates to the advance purchase of specific products for the market in Vietnam sold through the SA Distributor that became obsolete when the contract was terminated.
(3) The Supply Agreement and Formulations intangible assets are amortized to cost of goods sold.